Foreign currency risk (Details)
₸ in Thousands, ₱ in Thousands, € in Thousands, ₨ in Thousands, ₨ in Thousands, ৳ in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, kr in Thousands, kr in Thousands, SFr in Thousands, Rp in Thousands, R in Thousands, P in Thousands, K in Thousands, JD in Thousands, GH₵ in Thousands, Ar in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 SAR (ر.س)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 JOD (JD)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2018 BWP (P)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 KZT (₸)	Dec. 31, 2018 MGA (Ar)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2018 UYU ($)	Dec. 31, 2018 MMK (K)	Dec. 31, 2018 GHS (GH₵)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 SAR (ر.س)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 JOD (JD)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 AED (د.إ)	Dec. 31, 2017 BDT (৳)	Dec. 31, 2017 BWP (P)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 KZT (₸)	Dec. 31, 2017 MGA (Ar)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 PKR (₨)	Dec. 31, 2017 UYU ($)
Disclosure of Foreign currency risk [Abstract]
Assets	¥ 35,935	$ 1,422,510	₱ 709,285	€ 337	₨ 1,228,795	ر.س 2,024	$ 96	R 170	JD 2,764	SFr 0	$ 0	$ 143	kr 0	د.إ 10,513	৳ 71,575	P 1,214	¥ 0	£ 0	Rp 60,568	₸ 319	Ar 3,318,447	kr 0	₨ 305,542	$ 39,898	K 25,208	GH₵ 25,794	¥ 799,501	$ 1,653,858	₱ 189,261	€ 5,708	₨ 1,228,259	ر.س 1,191	$ 82	R 361	JD 1,624		$ 145		د.إ 5,693	৳ 60,208	P 797	¥ 13,007	£ 3	Rp 167,775	₸ 359	Ar 2,762,572		₨ 251,190	$ 12,955
Liabilities	¥ 390,921	$ 8,103,602	₱ 66,985	€ 105,673	₨ 183,963	ر.س 0	$ 4	R 4	JD 5	SFr 400,000	$ 1,650,000	$ 717,712	kr 450,000	د.إ 5,890	৳ 1,175	P 0	¥ 26,140	£ 1	Rp 206,935	₸ 0	Ar 170,641	kr 0	₨ 3,588	$ 4,253	K 0	GH₵ 0	¥ 21,624,128	$ 8,321,335	₱ 125,431	€ 68,003	₨ 227,078	ر.س 44	$ 171	R 4	JD 5	SFr 400,004	$ 652,259	kr 449,002	د.إ 2,049	৳ 1,001		¥ 26,140	£ 2,327			Ar 319,581	kr 482	₨ 4,676	$ 10,586